Supplement dated December 16, 2011
to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011, August 29, 2011,
September 16, 2011, and October 31, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

LARGECAP GROWTH FUND I

On or about January 1, 2012, in the Management and Sub-Advisor(s) and Portfolio Manager(s) section, delete Brown Investment Advisory Incorporated and substitute Brown Advisory LLC.

LARGECAP VALUE FUND III

Under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings, delete the reference to
AllianceBernstein L.P. and the related portfolio managers. Insert the following:

Barrow, Hanley, Mewhinney & Strauss, LLC.
· James P. Barrow (since 2011), Executive Director and Portfolio Manager
· Robert J. Chambers (since 2011), Managing Director and Portfolio Manager
· Timothy J. Culler (since 2011), Managing Director and Portfolio Manager
· Mark Giambrone (since 2011), Managing Director and Portfolio Manager
· Ray Nixon Jr. (since 2011), Executive Director and Portfolio Manager

MONEY MARKET FUND

On December 12, 2011, the Board of Directors of Principal Funds, Inc. approved the liquidation of Classes R-
1, R-2, R-3, R-4, and R-5 of the Money Market Fund. In connection with the liquidation, the Fund will automatically redeem all outstanding shares of the Classes R-1, R-2, R-3, R-4, and R-5 of the Money Market
Fund and send the proceeds to the shareholders of record on the liquidation date (on or about March 23,
2012).

Purchase and Sale of Fund Shares
Add the following new paragraph to the end of this section:
On or about March 23, 2012, all outstanding shares of the Classes R-1, R-2, R-3, R-4, and R-5 of the Money
Market Fund will be liquidated and the proceeds of such liquidation will be sent to the shareholders of record on the liquidation date. At that time, Classes R-1, R-2, R-3, R-4, and R-5 of the Money Market Fund will no longer be available for purchase.

SMALLCAP GROWTH FUND I

On or about January 1, 2012, in the Management and Sub-Advisor(s) and Portfolio Manager(s) section, delete Brown Investment Advisory Incorporated and substitute Brown Advisory LLC.

MANAGEMENT OF THE FUNDS

The Sub-Advisors
AllianceBernstein, L.P.
Delete the references to LargeCap Value Fund III and the following portfolio managers:
Christopher W. Marx, Joseph Gerard Paul, John D. Phillips, Jr. and Greg Powell.

Barrow, Hanley, Mewhinney & Strauss, LLC
Add the following to this section:

The day-to-day portfolio management for the LargeCap Value Fund III is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Robert J. Chambers joined BHMS in 1994. Mr. Chambers earned a B.S. from Drexel University. He has earned the right to use the Chartered Financial Analyst designation.

Timothy J. Culler joined BHMS in 1999. Mr. Culler earned a B.A. and MA from Miami University. He has earned the right to use the Chartered Financial Analyst designation.

Ray Nixon Jr. joined BHMS in 1994. Mr. Nixon earned a B.A. and MBA from the University of Texas.

Brown Investment Advisory Incorporated
On or about January 1, 2012, delete Brown Investment Advisory Incorporated and substitute Brown Advisory
LLC.

DIVIDENDS AND DISTRIBUTIONS

Effective December 30, 2011, in the first bulleted item in this section, delete “Inflation Protection” and insert
“Inflation Protection” in the list of funds in the fourth bulleted item in this section.

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